Note 1 - Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

Euroseas Ltd. was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship-owning companies in existence at that time. Euroseas Ltd, through its wholly owned vessel owning subsidiaries (collectively the “Company” or “Euroseas”) is engaged in the ocean transportation of containers through ownership and operation of containerships. Euroseas’ common shares trade on the Nasdaq Capital Market under the ticker symbol “ESEA”.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note 4).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc., Colby Trading Ltd., Preferred Friends Investment Company Inc. and Diamantis Shareholders Ltd. which, in turn, own 52.0% of the Company’s shares as of September 30, 2021.

In January and February 2021, the Company sold 82,901 shares of common stock under its at-the-market offering for approximately $0.74 million of net proceeds.

The accompanying unaudited condensed consolidated financial statements include the accounts of Euroseas Ltd. and its wholly owned vessel owning subsidiaries, and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2020 as filed with the U.S. Securities and Exchange Commission (“SEC”) on Form 20-F on April 28, 2021.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the nine-month period ended September 30, 2021 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2021.

As of September 30, 2021, the Company had a working capital deficit of $10.6 million. For the nine-month period ended September 30, 2021 the Company reported a net income of $20.2 million and a net income attributable to common shareholders of $19.6 million and generated net cash from operating activities of $26.7 million. The Company’s cash balance amounted to $5.9 million and cash in restricted and retention accounts amounted to $4.4 million. In June 2021, the Company decided to proceed with the construction of two newbuilding feeder container carriers for a total cost of about $76.1 million, which will be financed with a combination of debt and own cash and for which $19 million are payable within the next twelve months following the date of the issuance of these financial statements. The Company has already paid an amount of $7.6 million for the first installment within the third quarter of 2021. All the payments are guaranteed by the Company. In October 2021, the newly acquired feeder container carrier M/V “Jonathan P” was delivered to the Company for a purchase price of $25.5 million and the remaining amount of $23 million was financed through a bank loan of $15 million and own cash. In November 2021, the Company also signed a contract in order to acquire a second hand intermediate container carrier for a total amount of $40.0 million to be delivered to the Company within 2021, which is expected to be financed with a combination of debt and own cash. The Company intends to fund its working capital requirements and capital commitments via cash on hand and cash flows from operations. In the event that these are not sufficient, the Company may also use funds from new mortgage debt financing for the vessels under construction and acquisition, debt refinancing, debt balloon payment refinancing, proceeds from its on-going at-the-market offering and other equity offerings, if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve months following the date of the issuance of these financial statements. Consequently, the interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.